Note 15 - Financial Information by Quarter (Unaudited) - Quarterly Financial Information (Details) - USD ($)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 92,438	$ 143,679	$ 148,303	$ 1,357,413	$ 795,282	$ 923,711	$ 975,328	$ 1,112,467	$ 1,001,628	$ 138,085	$ 2,152,695	$ 2,444,677	$ 4,013,134
Operating loss	(1,345,296)	(1,982,366)	(1,305,156)	(397,739)	(1,552,522)	(1,017,490)	(1,153,204)	(1,097,913)	(1,291,713)	(3,049,386)	(1,950,261)	(5,237,783)	(4,560,320)
Net Income (Loss) Attributable to Parent, Total	$ (319,039)	$ (5,899,706)	$ (4,407,067)	$ (1,875,446)	$ (2,728,440)	$ (2,106,846)	$ (1,810,425)	$ (3,185,359)	$ (537,142)	$ (12,395,021)	$ (4,603,886)	$ (14,910,659)	$ (7,639,772)
Income (Loss) Per Share (Basic and Diluted) (in dollars per share)	$ 0	$ (0.04)	$ (0.04)	$ (0.02)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.01)	$ (0.08)	$ (0.04)	$ (0.13)	$ (0.07)